PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2019 and 2018 are as follows:

	12-31-2019	12-31-2018
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, current	1,259	413
Provisions for litigations	1,259	413
Provisions, non-current	31,765	33,884
Provisions for litigations	8,265	10,384
Other provisions	23,500	23,500
Total Provisions	33,024	34,297

Disclosure of other provisions [text block]
	12-31-2019
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	10,797	23,500	34,297
Changes in provisions
Increase in existing provisions	1,196	-	1,196
Increase through business combinations	815	-	815
Used provisions	(1,988)	-	(1,988)
Increase (decrease) in foreign currency exchange	(1,942)	-	(1,942)
Other Increases (Decreases)	646	-	646
Total Changes	(1,273)	-	(1,273)
Closing balance	9,524	23,500	33,024

(*)
The increase in legal claims is composed mainly of
ThU.S.$1,006 and ThU.S.$92
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.
Increase through business combinations is due to Maderas y Sintéticos de México S.A. for
ThU.S.$ 815 where there is a resolution against the company for a lawsuit related to trademark.

	12-31-2018
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,278	23,458	38,736
Changes in provisions
Increase in existing provisions	1,660	2	1,662
Used provisions	(887)	-	(887)
Increase (decrease) in foreign currency exchange	(5,262)	-	(5,262)
Other Increases (Decreases)	8	40	48
Total Changes	(4,481)	42	(4,439)
Closing balance	10,797	23,500	34,297

(*)
The increase in legal claims is composed mainly of
ThU.S.$886 and ThU.S.$776
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

	12-31-2017
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,123	23,857	38,980
Changes in provisions
Increase in existing provisions	1,314	16	1,330
Increase through business combinations	2,106	-	2,106
Used provisions	(1,578)	-	(1,578)
Increase (decrease) in foreign currency exchange	(1,493)	-	(1,493)
Other Increases (Decreases)	(194)	(415)	(609)
Total Changes	(1,951)	1,707	(244)
Closing balance	15,278	23,458	38,736

(*)
The increase in legal claims is composed mainly of
ThU.S.$908 and ThU.S.$375
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.
(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay).